Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets
Intangible Assets

(D.3)   Intangible Assets

y Recognition of Intangibles

Whereas in general, expenses for internally generated intangibles are expensed as incurred, development expenses incurred on standard-related customer development projects (for which the IAS 38 criteria are met cumulatively) are capitalized on a limited scale with those amounts being amortized over the estimated useful life of up to 12 years.

Determining whether internally generated intangible assets from development qualify for recognition requires significant judgment, particularly in the following areas:

-   Determining whether activities should be considered research activities or development activities

-   Determining whether the conditions for recognizing an intangible asset are met requires assumptions about future market conditions, customer demand, and other developments.

-   The term “technical feasibility” is not defined in IFRS, and therefore determining whether the completion of an asset is technically feasible requires judgment and a company-specific approach.

-   Determining the future ability to use or sell the intangible asset arising from the development and the determination of the probability of future benefits from sale or use

-   Determining whether a cost is directly or indirectly attributable to an intangible asset and whether a cost is necessary for completing a development

These judgments impact the total amount of intangible assets that we present in our balance sheet as well as the timing of recognizing development expenses in profit or loss.

y Measurement of Intangibles

All our purchased intangible assets other than goodwill have finite useful lives. They are initially measured at acquisition cost and subsequently amortized based on the expected consumption of economic benefits over their estimated useful lives ranging from two to 20 years.

Acquired in-process research and development project assets are typically amortized over five to seven years (starting upon completion / marketing of the respective projects).

Judgment is required in determining the following:

-   The useful life of an intangible asset, as this is based on our estimates regarding the period over which the intangible asset is expected to produce economic benefits to us

-   The amortization method, as IFRS requires the straight-line method to be used unless we can reliably determine the pattern in which the asset’s future economic benefits are expected to be consumed by us

Both the amortization period and the amortization method have an impact on the amortization expense that is recorded in each period.

y Classification of Intangibles

We classify intangible assets according to their nature and use in our operations. Software and database licenses consist primarily of technology for internal use, whereas acquired technology consists primarily of purchased software to be incorporated into our product offerings and in-process research and development (IPRD). Customer relationship and other intangibles consist primarily of customer relationships and acquired trademark licenses.

Amortization expenses of intangible assets are classified as cost of cloud, cost of services, research and development, sales and marketing, and general and administration, depending on the use of the respective intangible assets.

Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology/IPRD	Relationship and
			Other Intangibles
Historical cost
1/1/2019	996	2,178	5,212	8,386
Foreign currency exchange differences	4	48	100	152
Additions from business combinations	2	574	1,226	1,802
Other additions	84	0	68	152
Retirements/disposals	-182	-48	-166	-396
Transfers	25	0	-25	0
12/31/2019	929	2,752	6,415	10,096
Foreign currency exchange differences	-14	-224	-467	-705
Additions from business combinations	1	59	184	244
Other additions	10	0	60	70
Retirements/disposals	-148	-22	-142	-312
Transfers	15	0	-12	3
12/31/2020	793	2,565	6,038	9,396

Accumulated amortization
1/1/2019	679	1,775	2,705	5,159
Foreign currency exchange differences	5	33	39	77
Additions amortization	94	271	395	760
Retirements/disposals	-180	-48	-163	-391
12/31/2019	598	2,031	2,976	5,605
Foreign currency exchange differences	-13	-180	-219	-412
Additions amortization	85	214	420	719
Retirements/disposals	-147	-22	-131	-300
12/31/2020	523	2,043	3,046	5,612

Carrying amount
12/31/2019	331	721	3,439	4,491
12/31/2020	270	522	2,992	3,784

Significant Intangible Assets

€ millions, unless otherwise stated			Remaining
	Carrying Amount		Useful Life
	2020	2019	(in years)
SuccessFactors – Customer relationships	132	184			5
Ariba – Customer relationships	203	273	5	to	7
Concur – Customer relationships	786	955	10	to	14
Callidus – Customer relationships	262	336	8	to	12
Qualtrics - Acquired technologies	360	495			5
Qualtrics - Customer relationships	991	1,152	12	to	17
Emarsys – Customer relationships	174	NA	7	to	14
Total significant intangible assets	2,908	3,395